Note 11 - Borrowings	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
11.	BORROWINGS

Short-term borrowings at
March 31, 2017
and
2018
consisted of bank overdrafts that bear fixed rate interest. The weighted-average rates at
March 31, 2017
and
2018
were
0.400%
and
0.411%,
respectively.

Long-term borrowings as of
March 31, 2017
and
2018
consist of the following:

	Thousands of Yen
	2017	2018
Long-term installment payable at various dates through calendar 2024; interest payable at fixed rates; the weighted-average rates were 0.438% and 0.488% at March 31, 2017 and 2018, respectively.	¥8,500,000	¥15,500,000

Less current portion	-	-

Long-term borrowings, less current portion	¥8,500,000	¥15,500,000

Annual maturities of long-term borrowing for the years subsequent to
March 31, 2018
are as follows:

Thousands of Yen
Year ending March 31:
2020	¥1,500,000
2021	1,830,000
2022	5,170,000
2023	1,500,000
2024	2,000,000
2025	3,500,000
Total	¥15,500,000

Substantially all short-term and long-term bank borrowings are made under agreements which, as is customary in Japan, provide that under certain conditions the bank may
require the borrower to provide collateral (or additional collateral) or a guarantor with respect to the borrowings and that the bank may
treat any collateral, whether furnished as security for short-term or long-term loans or otherwise, as collateral for all indebtedness to such bank. Also, provisions of certain loan agreements grant certain rights of possession to the lenders in the event of default. The Company did not
provide banks with any collateral for outstanding loans as of
March 31, 2018.

The Company entered into bank overdraft agreements with certain Japanese banks for which the unused balance outstanding as of
March 31, 2018
was
¥10,450,000
thousand.

A long-term account payable relating to a purchase of a software license is included in “OTHER NONCURRENT LIABILITIES” for
¥1,468,183
thousand and
¥896,810
thousand as of
March 31, 2017
and
March 31, 2018,
respectively, and the repayment is based on the usage of the license. The payable bears interest at the fixed rate of
0.5%
per annum. All of the outstanding balance will become due by
December 31, 2019.